UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended September 30, 2006 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

September 30, 2006 (unaudited)

THAI COMMON STOCKS AND WARRANTS—95.67%

COMMON STOCKS—95.41%

Shares		Value
Automotive—3.06%
7,507,300	S.E.C. Auto Sales and Services Public Co., Ltd. *	568,680
93,800	Thai Stanley Electric Public Co., Ltd.	375,284
		943,964
Banks—19.61%
936,000	Bangkok Bank Public Co., Ltd.	2,671,318
1,949,800	Bank of Ayudhya Public Co., Ltd.	894,509
468,900	Kasikornbank Public Co., Ltd.	837,956
1,426,300	Krung Thai Bank Public Co., Ltd.	433,692
1,681,800	Siam City Bank Public Co., Ltd.	888,189
527,100	TISCO Bank Public Co., Ltd.	313,519
		6,039,183
Building Materials—14.19%
22,607,100	Sahaviriya Steel Industries Public Co., Ltd.	681,380
581,400	The Siam Cement Public Co., Ltd.	3,690,779
		4,372,159
Commerce—1.99%
304,600	BIG C Supercenter Public Co., Ltd.	308,731
350,800	C.P. 7-Eleven Public Co., Ltd.	56,141
485,400	Robinson Department Store Public Co., Ltd. *	146,300
55,500	Siam Makro Public Co., Ltd.	101,403
		612,575
Communication—4.79%
615,100	Advanced Info Service Public Co., Ltd.	1,476,571

Electronic Components—2.59%
41,200	Delta Electronics (Thailand) Public Co., Ltd.	19,671
1,052,200	Hana Microelectronic Public Co., Ltd.	778,802
		798,473
Energy—21.19%
30,500	Banpu Public Co., Ltd.	118,773
100,000	Electricity Generating Public Co., Ltd.	213,381
358,700	Glow Energy Public Co., Ltd.	270,281
732,400	PTT Exploration and Production Public Co., Ltd.	2,070,715
571,000	PTT Public Co., Ltd.	3,289,697
605,200	Ratchaburi Electricity Generating Holding Public Co., Ltd.	564,980
		6,527,827
Entertainment & Recreation—0.90%
459,800	Workpoint Entertainment Public Co., Ltd.	277,168

1

Finance & Securities—2.53%
720,800	Phatra Securities Public Co., Ltd.	778,638

Health Care Services—4.33%
7,037,400	Bangkok Chain Hospital Public Co., Ltd.	1,332,713

Household Goods—0.34%
102,700	Modernform Group Public Co., Ltd.	105,462

Mining—2.12%
683,800	Padaeng Industry Public Co., Ltd.	652,035

Personal Products—0.65%
2,307,300	DSG International (Thailand) Public Co., Ltd. *	199,395

Petrochemicals—0.76%
462,300	Rayong Refinery Public Co., Ltd. *	235,518

Printing & Publishing—3.35%
3,451,579	Amarin Printing and Publishing Public Co., Ltd.	1,031,103

Property Development—11.46%
77,500	Amata Corporation Public Co., Ltd.	26,253
2,935,600	Asian Property Development Public Co., Ltd.	300,673
2,179,600	Central Pattana Public Co., Ltd.	1,116,205
20,593,300	Hemaraj Land and Development Public Co., Ltd.	483,364
5,211,261	Land and House Public Co., Ltd.	1,007,736
197,000	MBK Public Co., Ltd.	286,371
1,104,000	Sammakorn Public Co., Ltd.	87,751
1,695,200	Thai Industrial & Engineering Service Public Co., Ltd. *	105,804
2,733,400	TRC Construction Public Co., Ltd.	117,380
		3,531,537
Retail Food—0.67%
348,300	Minor International Public Co., Ltd.	88,720
70,000	S&P Syndicate Public Co., Ltd.	45,183
138,000	Serm Suk Public Co., Ltd.	71,776
		205,679
Transportation—0.88%
486,300	Bangkok Expressway Public Co., Ltd.	269,795

Total Common Stocks (Cost—$21,168,948)		29,389,795

WARRANTS—0.26%

Shares		Value
Banks—0.17%
352,400	Bank of Ayudhya Public Co., Ltd., expires 9/3/08 *	50,757

Electrical—0.01%
219,000	Mida Assets Public Co., Ltd., expires 2/8/09 *	2,804

2

Household Goods—0.00%
10,270	Modernform Group Public Co., Ltd., expires 12/1/07 *	657

Utilities—0.08%
796,960	Eastern Water Resources Development & Management Public Co., Ltd., expires 11/28/07 *	24,871

Total Warrants (Cost—$57,836)		79,089
Total Thai Common Stocks and Warrants (Cost—$21,226,784)		29,468,884

SHORT-TERM INVESTMENTS—7.98%

Principal
Amount			Value
(000)

THAI BAHT SAVINGS ACCOUNT—6.96%
80,370	Bangkok Bank Savings Account, 0.5%, due 10/2/06		2,143,682

U.S. DOLLAR TIME DEPOSIT—0.29%
$91	Bank of New York, 0.05%, due 10/2/06		90,659

U.S. TREASURY BILL—0.73%
225	U.S. Treasury Bill, 4.87%, due 11/2/06		224,050

Total Short-Term Investments (Cost—$2,462,172)			2,458,391

Total Investments—103.65% (Cost—$23,688,956)			31,927,275

Liabilities in excess of other assets—(3.65%)			(1,125,422)

NET ASSETS	(Applicable to 3,146,562 shares of capital stock outstanding; equivalent to $9.79 per share)	100.00%	$ 30,801,853

*  Non-income producing securities.

See accompanying notes to financial statements.

3

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: October 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: October 6, 2006
John J. O’Keefe, Vice President & Treasurer

\s\ Masamichi Yokoi		Date: October 6, 2006
Masamichi Yokoi, Chairman